Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted weighted-average shares of common stock outstanding - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants $	$ 292,790	$ 292,790	$ 292,700	$ 292,700
Stock options	8,508,474	5,340,000	8,576,098	5,340,000
Unvested restricted stock awards	736,201		602,647
Convertible preferred stock	3,237,800	3,237,800	3,237,800	3,237,800
Total potentially dilutive common stock equivalents $	$ 12,775,265	$ 8,870,590	$ 12,709,245	$ 8,870,500